Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net loss	$ (133,379)	$ (147,137)	$ (160,856)
Items not involving cash
Interest expense on convertible debentures	45,000	45,000	45,000
Changes in non-cash working capital (note 12)	88,350	125,130	37,510
Cash provided by (used in) operating activities	(29)	22,993	(78,346)
Investing Activities
Purchase of mineral property interest	0	(25,000)	0
Cash used in investing activities	0	(25,000)	0
Financing Activities
Warrants exercised	0	0	79,500
Cash provided by financing activities	0	0	79,500
Net increase (decrease) in cash	(29)	(2,007)	1,154
Cash, beginning	38	2,045	891
Cash, ending	$ 9	$ 38	$ 2,045